Stock-based compensation	9 Months Ended
Sep. 30, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
11	Stock-based compensation

The Company provides stock-based compensation to its directors, officers, employees, and consultants through grants of stock options.

Pursuant to the Arrangement, on May 23, 2017 each outstanding option was exchanged for one replacement Entrée option with the same expiry date and 0.45 of a Mason Resources option. The exercise prices of the replacement Entrée options were adjusted based on the market value of the two companies after completion of the Arrangement.

a)	Stock options

	September 30, 2017
	Number of shares	Weighted average
	(000’s)	exercise price C$
Outstanding – beginning of period*	12,010	0.48
Granted	65	0.62
Exercised	(1,899)	0.31
Forfeited/expired	(2,831)	0.94
Outstanding – end of period	7,345	0.35

*The weighted average exercise price is before the exercise price adjustment applied pursuant to the Arrangement (Note 2). The exercise prices were adjusted such that the aggregate “in the money” amounts for the outstanding options remain the same before and after the Arrangement.

At September 30, 2017, the following stock options were outstanding:

				Post-Arrangement
				adjusted
		Aggregate	Pre-Arrangement	exercise price
Number of shares		intrinsic value C$	exercise price	per share
(000's)	Vested (000's)	(000’s)	per share C$	C$*	Expiry date
5	5	-	0.56	0.47	Oct 2017
2,855	2,855	420	0.30 – 0.56	0.26 – 0.47	Mar – Dec 2018
860	860	318	0.21	0.18	Dec 2019
1,320	1,320	342	0.33 – 0.38	0.28 – 0.32	July – Dec 2020
2,240	2,240	429	0.39 – 0.42	0.33 – 0.36	Mar – Nov 2021
65	33	-	n/a	0.62	May 2022
7,345	7,313	1,509

* The post-Arrangement adjusted exercise price per share is after the adjustment applied pursuant to the Arrangement (Note 2).

During the nine months ended September 30, 2017, the Company granted a total of 65,000 (2016 – 100,000) incentive stock options to an employee at an exercise price of C$0.62, subsequent to completion of the Arrangement.

b)	Bonus shares

On May 5, 2017, the Company issued 100,000 common shares for no cash proceeds pursuant to a grant of previously reserved employment inducement bonus shares.

For the three months ended September 30, 2017, the total stock-based compensation charges related to options granted and vested was $2,861 (2016 – $4,498).

For the nine months ended September 30, 2017, the total stock-based compensation charges related to stock options granted and vested and the inducement bonus shares was $0.2 million (2016 - $0.1 million).